Dechert LLP
                             1775 I Street, N.W.
                            Washington, D.C. 20006

                                 May 4, 2004


Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re:      Fenimore Asset Management Trust (the "Registrant")

                   File Nos. 33-7190 and 811-4750




Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Registrant and its two separate investment series: the FAM Value Fund and the FAM Equity-Income Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 32 which was filed on April 29, 2004. The text of Post-Effective Amendment No. 32 was filed electronically.

         If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3371 or Patrick W.D. Turley at 202.261.3364.


                                                     Sincerely,

                                                     /s/ Cynthia D. Baughman
                                                     -----------------------
                                                     Cynthia D. Baughman

Enclosures